MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST
SERIES 2009-1

Collection Period						08/01/09-08/31/09
Determination Date						9/9/2009
Distribution Date						9/15/2009

Pool Balance

1	.	Pool Balance on the close of the last day of the preceding Collection Period				$900,558,491.48
2	.	Collections allocable to Principal				$23,434,918.03
3	.	Purchase Amount allocable to Principal				$0.00
4	.	Defaulted Receivables				$1,252,883.53
5	.	Pool Balance on the close of the last day of the related Collection Period				$875,870,689.92
		(Ln1 - Ln2 - Ln3 - Ln4)

6	.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				$70,170

7	.	Initial Pool Balance				$1,000,000,059.29

				Beginning		End
8	.	Note Balances		of Period		of Period

		a.	Class A-1 Note Balance	$73,290,340.51		$49,404,892.50
		b.	Class A-2 Note Balance	$254,000,000.00		$254,000,000.00
		c.	Class A-3 Note Balance	$260,000,000.00		$260,000,000.00
		d.	Class A-4 Note Balance	$144,000,000.00		$144,000,000.00
		e.	Class B Note Balance	$106,500,000.00		$106,500,000.00
		f.	Class C Note Balance	$33,500,000.00		$33,500,000.00
		g.	Note Balance (sum a - f)	$871,290,340.51		$847,404,892.50

9	.	Pool Factors

		a.	Class A-1 Note Pool Factor	0.4026942		0.2714555
		b.	Class A-2 Note Pool Factor	1.0000000		1.0000000
		c.	Class A-3 Note Pool Factor	1.0000000		1.0000000
		d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
		e.	Class B Note Pool Factor	1.0000000		1.0000000
		f.	Class C Note Pool Factor	1.0000000		1.0000000
		g.	Note Pool Factor	0.8890718		0.8646989

10	.	Overcollateralization Target Amount				$28,465,797.42
11	.	Current overcollateralization amount (Pool Balance - Note Balance)				$28,465,797.42

12	.	Weighted Average Coupon			%	10.49%
13	.	Weighted Average Original Term			months	64.66
14	.	Weighted Average Remaining Term			months	53.28

Collections

15	.	Finance Charges:
		a.	Collections allocable to Finance Charge			$7,954,293.64
		b.	Liquidation Proceeds allocable to Finance Charge			$0.00
		c.	Purchase Amount allocable to Finance Charge			$0.00
		d.	Available Finance Charge Collections (sum a - c)			$7,954,293.64

16	.	Principal:
		a.	Collections allocable to Principal			$23,434,918.03
		b.	Liquidation Proceeds allocable to Principal			$87,664.85
		c.	Purchase Amount allocable to Principal			$0.00
		d.	Available Principal Collections (sum a - c)			$23,522,582.88

17	.	Total Finance Charge and Principal Collections (15d+ 16d)				$31,476,876.52
18	.	Interest Income from Collection Account				$6,794.32
19	.	Simple Interest Advances				$0.00
20	.	Available Collections (Ln17 + 18+ 19)				$31,483,670.84

Available Funds

21	.	Available Collections		$31,483,670.84
22	.	Reserve Account Draw Amount		$0.00
23	.	Available Funds		$31,483,670.84

Application of Available Funds

24	.	Servicing Fee
		a.	Monthly Servicing Fee	$750,465.41
		b.	Amount Unpaid from Prior Months	$0.00
		c.	Amount Paid	$750,465.41
		d.	Shortfall Amount (a + b - c)	$0.00

25	.	Unreimbursed Servicer Advances		$0.00

26	.	Backup Servicing Fees and Unpaid Transition Expenses
		a.	Monthly Servicing Fee	$5,628.49
		b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
		c.	Other Unpaid Backup Servicing Fees	$0.00
		d.	Amount Paid	$5,628.49
		e.	Shortfall Amount (a + b + c - d)	$0.00

27	.	Class A Noteholder Interest Amounts
		a.	Class A-1 Monthly Interest	$98,258.16
		b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
		d.	Total Class A-1 Note Interest (sum a - c)	$98,258.16

		e.	Class A-2 Monthly Interest	$700,616.67
		f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
		g.	Interest Due on Additional Note Interest related to Class A-2 Monthly Interest	$0.00
		h.	Total Class A-2 Note Interest (sum e-g)	$700,616.67

		i.	Class A-3 Monthly Interest	$892,666.67
		j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
		k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
		l.	Total Class A-3 Note Interest (sum i-k)	$892,666.67

		m.	Class A-4 Monthly Interest	$697,200.00
		n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
		o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
		p.	Total Class A-4 Note Interest (sum m-o)	$697,200.00

28	.	Priority Principal Distributable Amount		$0.00

29	.	Class B Noteholder Interest Amount
		a.	Class B Monthly Interest	$0.00
		b.	Additional Note Interest related to Class B Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
		d.	Total Class B Note Interest (sum a-c)	$0.00

30	.	Secondary Principal Distributable Amount		$0.00

31	.	Class C Noteholder Interest Amount
		a.	Class C Monthly Interest	$0.00
		b.	Additional Note Interest related to Class C Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
		d.	Total Class C Note Interest (sum a-c)	$0.00

32	.	Tertiary Principal Distributable Amount		$0.00

33	.	Required Payment Amount (Ln 24 + Ln 26 +(sum of Ln 27 through Ln 32))		$3,144,835.40

34	.	Reserve Account Deficiency		$0.00

35	.	Regular Principal Distributable Amount	$23,885,448.01

36	.	Remaining Unpaid Servicer Transition Expenses, if any	$0.00

37	.	Additional Servicing Fees, if any	$0.00

38	.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

39	.	Deposits
		a.	Total Daily Deposits of Finance Charge Collections	$7,954,293.64
		b.	Total Daily Deposits of Principal Collections	$23,522,582.88
		c.	Withdrawal from Reserve Account	$0.00
		d.	Interest Income	$6,794.32
		e.	Total Deposits to Collection Account (sum a - d)	$31,483,670.84

40	.	Withdrawals
		a.	Servicing Fee and Unreimbursed Servicer Advances	$750,465.41
		b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$5,628.49
		c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$26,274,189.51
		d.	Deposit to Reserve Account	$0.00
		e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$4,453,387.43
		f.	Total Withdrawals from Collection Account (sum a - e)	$31,483,670.84

Note Payment Account Activity

41	.	Deposits
		a.	Class A-1 Interest Distribution	$98,258.16
		b.	Class A-2 Interest Distribution	$700,616.67
		c.	Class A-3 Interest Distribution	$892,666.67
		d.	Class A-4 Interest Distribution	$697,200.00
		e.	Class B Interest Distribution	$0.00
		f.	Class C Interest Distribution	$0.00

		g.	Class A-1 Principal Distribution	$23,885,448.01
		h.	Class A-2 Principal Distribution	$0.00
		i.	Class A-3 Principal Distribution	$0.00
		j.	Class A-4 Principal Distribution	$0.00
		k.	Class B Principal Distribution	$0.00
		l.	Class C Principal Distribution	$0.00
		m.	Total Deposits to Note Payment Account (sum a - l)	$26,274,189.51

42	.	Withdrawals
		a.	Class A-1 Distribution	$23,983,706.17
		b.	Class A-2 Distribution	$700,616.67
		c.	Class A-3 Distribution	$892,666.67
		d.	Class A-4 Distribution	$697,200.00
		e.	Class B Distribution	$0.00
		f.	Class C Distribution	$0.00
		g.	Total Withdrawals from Note Payment Account (sum a - f)	$26,274,189.51

Certificate Payment Account Activity

43	.	Deposits
		a.	Excess Collections	$4,453,387.43
		b.	Reserve Account surplus (Ln 53)	$2,455.61
		c.	Total Deposits to Certificate Payment Account (sum a - b)	$4,455,843.04

44	.	Withdrawals
		a.	Certificateholder Distribution	$4,455,843.04
		b.	Total Withdrawals from Certificate Payment Account	$4,455,843.04

Required Reserve Account Amount

45	.	Lesser of: (a or b)
		a.	$10,000,000.00	$10,000,000.00
		b.	Note Balance	$847,404,892.50

46	.	Required Reserve Account Amount		$10,000,000.00

Reserve Account Reconciliation

47	.	Beginning Balance (as of end of preceding Distribution Date)	$10,000,000.00
48	.	Investment Earnings	$2,455.61
49	.	Reserve Account Draw Amount	$0.00
50	.	Reserve Account Amount (Ln 47+ Ln 48 - Ln 49)	$10,002,455.61
51	.	Deposit from Available Funds (Ln 40d)	$0.00
52	.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
		a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount;	$0.00
		b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee; and	$0.00
53	.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount
		and to the extent no unfunded amounts described in Ln 52 exist		$2,455.61
54	.	Ending Balance (Ln50 + Ln51 - Ln52 - Ln53)		$10,000,000.00
55	.	Reserve Account Deficiency (Ln46 - Ln54)		$0.00

Instructions to the Trustee

56	.	Amount to be deposited from the Reserve Account into the Collection Account			$0.00
57	.	Amount to be paid to Servicer from the Collection Account			$750,465.41
58	.	Amount to be paid to Backup Servicer from the Collection Account			$5,628.49
59	.	Amount to be deposited from the Collection Account into the Note Payment Account			$26,274,189.51
60	.	Amount to be deposited from the Collection Account into the Certificate Payment Account			$4,453,387.43
61	.	Amount to be deposited from the Collection Account into the Reserve Account			$0.00
62	.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds
		Required Reserve Account Amount, into
		a. the Note Payment Account for any unfunded Regular Principal Distributable Amount			$0.00
		b. the Certificate Payment Account for payment to the Certificateholder,
			if no unfunded Regular Principal distributable amount exists		$2,455.61
63	.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account			$23,983,706.17
64	.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account			$700,616.67
65	.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account			$892,666.67
66	.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account			$697,200.00
67	.	Amount to be paid to Class B Noteholders from the Note Payment Account			$0.00
68	.	Amount to be paid to Class C Noteholders from the Note Payment Account			$0.00
69	.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess
		Collections and Reserve Account surplus			$4,455,843.04

Net Loss and Delinquency Activity

70	.	Net Losses with respect to preceding Collection Period			$1,165,218.68
71	.	Cumulative Net Losses			$2,220,145.18
72	.	Cumulative Net Loss Percentage			0.2220%

73	.	Delinquency Analysis		Number of	Principal
				Loans	Balance

		a.	31 to 60 days past due	1,163	$16,163,895.16
		b.	61 to 90 days past due	387	$5,536,989.85
		c.	91 or more days past due	184	$2,611,042.98
		d.	Total Past Due (sum a - c)	1,734	24,311,927.99

Servicer Covenant
74	.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$1,616,385,000.00
75	.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on September 09, 2009.

CARMAX BUSINESS SERVICES, LLC
As Servicer

By:			/s/ Keith D. Browning

Name:			Keith D. Browning

Title:			Executive Vice President and Chief Financial Officer